SUBSEQUENT EVENTS - Additional Information (Detail)				1 Months Ended	2 Months Ended	9 Months Ended
	Oct. 05, 2020 USD ($) Vote $ / shares shares	Apr. 21, 2020 shares	Jan. 21, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) Vote $ / shares shares	Sep. 30, 2020 USD ($) Vote $ / shares shares	Oct. 19, 2020 USD ($)	Feb. 29, 2020 USD ($)
Subsequent Event [Line Items]
Aggregate consideration					$ 25,200,000	$ 2,898,000
Due to Related Parties, Current					$ 10,000
Common Class B
Subsequent Event [Line Items]
Class B common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Votes per share | Vote					1	1
Number of shares of Common Stock | shares					1	20,700,000
Common Class A
Subsequent Event [Line Items]
Class B common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Votes per share | Vote					1	1
Number of shares of Common Stock | shares					0	3,519,105
Over-Allotment Option
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor | shares				0
Subsequent Event | Promissory Note
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity							$ 2,500,000
Line of credit outstanding							$ 806,208
Subsequent Event | Common Class B | Merger Agreement
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description	As a result of the Mergers, among other things, (i) all outstanding shares of common stock of Clover immediately prior to the effective time of the First Merger will be cancelled in exchange for the right to receive, at the election of the holders thereof (except with respect to the shares held by entities controlled by Vivek Garipalli and certain other holders who will receive only shares of Class B common stock, par value $0.0001 per share, which will be entitled to 10 votes per share (the “Class B Common Stock”)), an amount in cash, shares of Class B Common Stock, or a combination thereof, as adjusted in accordance with the Merger Agreement, which in the aggregate will equal an amount in cash of up to $500,000,000 (less any redemptions by the Company’s public shareholders) and a number of shares of Class B Common Stock equal to (A) 350,000,000 minus (B) the aggregate amount of Class B Common Stock to be paid in respect of the shares held by entities controlled by Vivek Garipalli and certain other holders, minus (C) the aggregate amount of Class B Common Stock that would be issuable upon the net exercise or conversion, as applicable, of the employee equity awards of the combined company immediately after the effective time of the First Merger, minus (D) the quotient obtained by dividing (x) the total cash consideration by (y) $10.00; (ii) all outstanding shares of Clover held by entities controlled by Vivek Garipalli and certain other holders immediately prior to the effective time of the First Merger will be cancelled in exchange for the right to receive shares of Class B Common Stock based on the Exchange Ratio (as defined in the Merger Agreement); and (iii) all shares of common stock of Clover reserved in respect of the employee equity awards of Clover outstanding as of immediately prior to the effective time of the First Merger, will be converted, based on the Exchange Ratio, into awards based on shares of Class B Common Stock, which will, in the case of all shares described in clauses (i), (ii) and (iii) hereof, in the aggregate equal an aggregate merger consideration of $3,500,000,000.
Class B common stock, par value | $ / shares	$ 0.0001
Votes per share | Vote	10
Number of shares of Common Stock | shares	350,000,000
Aggregate consideration	$ 3,500,000,000
Subsequent Event | Common Class B | Merger Agreement | Maximum [Member]
Subsequent Event [Line Items]
Merger cash consideration	$ 500,000,000
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Class B common stock, par value | $ / shares	$ 0.0001
Votes per share | Vote	1
Conversion of common stock,description	(i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares”), will convert automatically, on a one-for-one basis, into a share of Class A common stock, par value $0.0001 per share, of the Company (after its Domestication) (the “Class A Common Stock”, and together with the Class B Common Stock, the “Common Stock”), which will be entitled to one vote per share, (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis, into a share of Class A Common Stock, (iii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of Class A Common Stock (“Domesticated Warrant”), pursuant to the Warrant Agreement, dated April 21, 2020, between the Company and Continental Stock Transfer & Trust Company, as warrant agent, and (iv) each then issued and outstanding unit of the Company (the “Cayman Units”) will convert automatically into a unit of the Company (after the Domestication) (the “Domesticated Units”), with each Domesticated Unit representing one share of Class A Common Stock and one-third of one Domesticated Warrant.
Sponsor
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor | shares		20,700,000		1
Debt Instrument, Face Amount				$ 25,000
Related Party Transaction Number Of Shares Held | shares				17,250,000
Sponsor | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 300,000
Due to Related Parties, Current								$ 300,000
Sponsor | Over-Allotment Option
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor | shares						2,700,000
Related Party Transaction Percentage Of Issued And Outstanding Shares After Initial Public Offering Held By Sponsor						20.00%
Sponsor | Subsequent Event
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor | shares		20,700,000	1
Debt Instrument, Face Amount			$ 25,000
Related Party Transaction Number Of Shares Held | shares			17,250,000
Sponsor | Subsequent Event | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 300,000
Due to Related Parties, Current			$ 3,000.00
Sponsor | Subsequent Event | Over-Allotment Option
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor | shares		2,700,000
Related Party Transaction Percentage Of Issued And Outstanding Shares After Initial Public Offering Held By Sponsor		20.00%